ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Payroll and related expenses	$ 230,092	$ 196,940
Accrued expenses	196,162	157,857
Government authorities	41,084	235,469
Other	1,854	2,843
Accrued expenses and other liabilities	$ 469,192	$ 593,109